RESTRICTED CASH	3 Months Ended
Feb. 28, 2022
RESTRICTED CASH

7.    RESTRICTED CASH

As at February 28, 2021, the Company had two Guaranteed Investment Certificates (“GICs”) totaling $54,338 (November 30, 2021 - $53,937) which earn interest at 0.45% and 0.10% per annum and renew annually on July 8 and September 28, respectively. The GICs have been assigned as security to the Royal Bank of Canada.